Basis of presentation (Tables)	12 Months Ended
Jun. 30, 2024
Basis Of Presentation
Schedule of significant subsidiaries

Details of the Company’s significant subsidiaries which are consolidated are as follows:

	Country of	Ownership interest
Name	Incorporation	June 30, 2024	June 30, 2023
Abundant Solar Power Inc.	USA	100%	100%
Abundant Construction Inc.	Canada	100%	100%
Abundant Energy Solutions Ltd.	Canada	100%	100%
2467264 Ontario Inc.	Canada	49.9%	49.9%
OFIT GM Inc.	Canada	49.9%	-
OFIT RT Inc.	Canada	49.9%	-
Solar Alliance Energy DevCo LLC(1)	USA	100%	67%
Solar Alliance TE HoldCo 1, LLC(1)	USA	100%	67%
Solar Alliance VC1 LLC(1)	USA	100%	67%
Abundant Solar Power (US1) LLC(1)	USA	100%	100%
Abundant Solar Power (New York) LLC	USA	100%	100%
Abundant Solar Power (Maryland) LLC	USA	100%	100%
Abundant Solar Power (RP) LLC	USA	100%	100%
SUNN 1011 LLC	USA	100%	100%
SUNN 1012 LLC	USA	100%	100%
Abundant Solar Power (CNY) LLC	USA	100%	100%
SUNN 1016 LLC	USA	100%	100%
Abundant Solar Power (TZ1) LLC	USA	100%	100%
Abundant Solar Power (M1) LLC	USA	100%	100%
Abundant Solar Power (J1) LLC	USA	100%	100%
Abundant Solar Power (Steuben) LLC	USA	100%	100%
ABUNDANT SOLAR POWER (USNY-MARKHAM HOLLOW RD-001) LLC	USA	100%	100%
SUNN 1015 LLC	USA	100%	100%
SUNN 1002 LLC	USA	100%	100%
SUNN 1003 LLC	USA	100%	100%
ABUNDANT SOLAR POWER (USNY-Richmond-002) LLC	USA	100%	100%
ABUNDANT SOLAR POWER (USNY-Richmond-003) LLC	USA	100%	100%
SUNN 1006 LLC	USA	100%	100%
SUNN 1007 LLC	USA	100%	100%
SUNN 1008 LLC	USA	100%	100%
SUNN 1009 LLC	USA	100%	100%
SUNN 1010 LLC	USA	100%	100%
SUNN (203 Fuller Rd) LLC	USA	100%	100%
SUNN 1001 LLC	USA	100%	100%
Abundant Solar Power (USNY-6882 Rice Road-001) LLC	USA	100%	100%
Abundant Solar Power (LCP) LLC	USA	100%	100%
Abundant Solar Power (R1) LLC	USA	100%	100%
SUNN 1005 LLC	USA	100%	100%
SUNN 1013 LLC	USA	100%	100%
SUNN 1014 LLC	USA	100%	100%
ABUNDANT SOLAR POWER (USNY-327 Hardie Rd-001) LLC	USA	100%	100%
Abundant Solar Power (Dutch Hill) LLC	USA	100%	100%
Abundant Solar Power (Dutch Hill 2) LLC	USA	100%	100%
Abundant Solar Power (Dutch Hill 3) LLC	USA	100%	100%
SUNN 1004 LLC	USA	100%	100%